INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount	$ 24,139,000	$ 24,139,000	$ 112,601,000
Accumulated Amortization	23,755,000	22,630,000	15,014,000
Amortizing Intangible Assets	(23,755,000)	(22,630,000)
Net Carrying Value	384,000	1,509,000	32,050,000
Net Carrying Value	1,350,000	1,350,000	32,050,000
Total Intangible Assets, Gross	25,489,000	25,489,000	144,651,000
Total Intangible Assets, Net	1,734,000	2,859,000	129,637,000
Trade Name
Gross Carrying Amount	1,350,000	1,350,000	32,050,000
Net Carrying Value	384,000	1,509,000	32,050,000
Customer Relationships
Gross Carrying Amount	7,400,000	7,400,000	7,400,000
Accumulated Amortization	7,400,000	7,400,000	(7,400,000)
Net Carrying Value	$ 0	0	0
Customer Relationships | Minimum
Estimated Useful Life in Years	3 years
Customer Relationships | Maximum
Estimated Useful Life in Years	5 years
Trademarks and Patent
Gross Carrying Amount	$ 4,500,000	4,500,000	4,500,000
Accumulated Amortization	4,116,000	2,991,000	750,000
Net Carrying Value	$ 384,000	1,509,000	3,750,000
Trademarks and Patent | Minimum
Estimated Useful Life in Years	2 years
Trademarks and Patent | Maximum
Estimated Useful Life in Years	8 years
Operating Licenses
Estimated Useful Life in Years	14 years
Gross Carrying Amount	$ 12,239,000	12,239,000	100,701,000
Accumulated Amortization	12,239,000	12,239,000	6,864,000
Net Carrying Value	$ 0	$ 0	$ 93,837,000